MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

March 10, 2011

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:            MFS® Series Trust XIII (the “Trust”) (File Nos. 2-74959 and 811-3327) on behalf of MFS® New Discovery Value Fund (the “New Fund”); Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 45 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 44 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information (“SAI”), which have not been marked.

This Amendment is being filed in order to register the New Fund as a series of the Trust, and accordingly, the anticipated effective date is the 75th day after filing (May 24, 2011).

If you have any questions concerning the foregoing, please call the undersigned or Karen Ray at (617) 954-5810.

Sincerely,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President and Senior Counsel

TMF/bjn